EATON VANCE MUTUAL FUNDS TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 363 (“Amendment No. 363”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 363 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-24-000690) on May 29, 2024:

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Volatility Risk Premium – Defensive Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: June 4, 2024